Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ (23)	$ 6	$ (12)
Net actuarial gains (losses)	(3)	(7)	5
Income tax expense reported in equity	$ (26)	$ (1)	$ (7)